Payments, by Government - Canada - 12 months ended Dec. 31, 2024 - CAD ($)	Royalties	Fees	Total Payments
Municipality of Saint-Michel-des-Saints
Total	$ 400,000		$ 400,000
Conseil des Atikamekw de Manawan
Total		$ 550,000	550,000
Government of Quebec
Total		$ 210,000	$ 210,000